Expense Example, No Redemption - AZL MVP Fusion Moderate Fund - AZL MVP Fusion Moderate Fund	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	298
Expense Example, No Redemption, 5 Years	521
Expense Example, No Redemption, 10 Years	$ 1,162